Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Fixed Income Funds 0.3%
	Shares	Value ($)
Municipal 0.3%
Nuveen AMT-Free Quality Municipal Income Fund, Preferred Shares	6,725,000	6,725,000
Total Fixed Income Funds (Cost $6,725,000)		6,725,000

Floating Rate Notes 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.0%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.330%	800,000	800,000
Total Floating Rate Notes (Cost $800,000)			800,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	10,278,181
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	5,000,000	5,428,260
Total			15,706,441
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,316,808
Series 2021B-1 Class 2
06/01/2050	4.000%	1,000,000	908,845
Total			3,225,653
Arizona 1.3%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2032	5.000%	700,000	798,503
07/01/2033	5.000%	700,000	796,887
07/01/2034	5.000%	1,000,000	1,136,785
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,249,721
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
11/01/2030	5.000%	1,350,000	1,554,993
11/01/2031	5.000%	5,000,000	5,819,019
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	731,546
Phoenix Children’s Hospital
Series 2020
02/01/2036	5.000%	1,200,000	1,337,637
02/01/2038	5.000%	1,020,000	1,130,570
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	2,072,106
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,056,580
07/01/2049	5.000%	1,125,000	1,183,656
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	1,086,324
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,005,859
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	856,568
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,826,832
Total			35,643,586
Columbia Tax-Exempt Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas 0.2%
Pulaski County Public Facilities Board
Prerefunded 12/01/24 Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,251,302
California 7.2%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	2,000,000	2,050,216
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,900,906
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	9,878,608
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,638,483
02/01/2037	5.000%	1,000,000	1,092,786
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	9,719,309
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	158,235
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,344,383
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,656,897
11/01/2034	5.000%	3,700,000	3,642,620
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,630,724
11/01/2043	6.375%	1,035,000	1,079,649
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,930,176
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,613,573
Castaic Lake Water Agency(f)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,870,764
City of Los Angeles Department of Airports(d)
Revenue Bonds
Senior Series 2020C
05/15/2031	5.000%	9,000,000	9,980,042
05/15/2045	5.000%	16,245,000	17,486,959
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	4,619,163
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	1,450,000	1,491,708
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	10,000,000	9,511,596
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	180,000	180,511
Golden State Tobacco Securitization Corp.(f)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	1,076,566

2	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norwalk-La Mirada Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,496,157
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	4,941,143
San Diego County Regional Airport Authority(d)
Revenue Bonds
Subordinated Series 2021B
07/01/2056	5.000%	3,330,000	3,554,138
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2019E
05/01/2050	5.000%	10,000,000	10,570,024
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	24,700,279
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	5,612,617
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2036	4.000%	4,000,000	4,130,540
11/01/2037	4.000%	9,600,000	9,835,864
Various Purpose
Series 2020
03/01/2033	5.000%	7,765,000	8,817,495
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,015
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,282,444
09/01/2028	5.000%	1,315,000	1,322,455
09/01/2029	5.000%	1,405,000	1,412,717
09/01/2030	5.000%	1,480,000	1,486,892
09/01/2031	5.000%	1,555,000	1,562,022
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	780,000	812,642
Total			198,133,918
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 3.7%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	10,838,500
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	9,347,023
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,553,450
07/01/2044	5.375%	2,100,000	2,132,547
07/01/2049	5.500%	925,000	940,736
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	15,435,492
09/15/2053	5.000%	10,000,000	10,262,459
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,150,402
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	4,948,728
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	5,876,402
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	8,176,308
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,994,811
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,200,784
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2044	5.000%	2,250,000	2,035,430
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	14,792,704

Columbia Tax-Exempt Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2034	5.000%	1,300,000	1,462,384
Total			102,148,160
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,262,013
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2039	5.000%	2,830,000	3,084,876
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2023	5.000%	675,000	693,988
05/01/2038	5.000%	2,500,000	2,791,740
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	552,032
Series 2018-E
09/15/2034	5.000%	2,000,000	2,219,863
Series 2019A
04/15/2034	5.000%	1,000,000	1,116,890
04/15/2039	5.000%	4,235,000	4,692,640
Series 2020C
06/01/2033	4.000%	450,000	473,881
06/01/2037	4.000%	1,000,000	1,033,413
Total			17,921,336
District of Columbia 1.2%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	261,036
07/01/2048	6.000%	1,150,000	1,200,763
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	9,640,382
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,408,871
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,128,711
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2021A
10/01/2032	5.000%	10,160,000	11,263,197
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,887,779
Total			32,790,739
Florida 6.3%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	4,863,461
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	2,125,000	2,149,750
Capital Trust Agency, Inc.(c),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,165,600
12/01/2050	0.000%	1,000,000	310,000
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	5,900,000	408,098
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	10,758,509
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,621,937
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	22,752,275

4	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Broward Airport System(d)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	14,449,527
Series 2019A
10/01/2039	5.000%	2,500,000	2,680,407
10/01/2049	5.000%	1,000,000	1,059,781
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	15,478,750
10/01/2036	5.000%	11,400,000	11,722,569
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,033,931
10/01/2041	0.000%	2,500,000	1,039,824
10/01/2042	0.000%	3,250,000	1,282,988
10/01/2043	0.000%	2,750,000	1,028,460
10/01/2044	0.000%	3,000,000	1,063,576
10/01/2046	0.000%	3,000,000	953,121
10/01/2048	0.000%	4,000,000	1,145,230
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	9,000,000	9,602,812
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,192,584
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,960,000	1,964,097
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	2,792,007
Series 2019A
10/01/2049	5.000%	2,000,000	2,119,562
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2047	5.000%	2,500,000	2,688,138
10/01/2052	4.000%	2,645,000	2,528,232
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,852,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,199,216
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	3,940,907
Palm Beach County Health Facilities Authority
Prerefunded 06/01/22 Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	701,793
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,596,173
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	918,342
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,768,216
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,264,594
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	7,786,776
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	3,902,654
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	1,825,000	1,927,212
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,958,890
Total			173,672,024

Columbia Tax-Exempt Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.0%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,271,517
07/01/2037	4.000%	3,640,000	3,671,282
07/01/2039	4.000%	9,250,000	9,170,059
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,208,175
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,612,430
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	395,000	363,890
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,271,382
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,105,915
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,422,060
Total			28,096,710
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,318,988
11/15/2037	5.250%	1,945,000	1,972,823
Total			3,291,811
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.8%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,658,834
Series 2021
03/01/2040	4.000%	810,000	800,481
03/01/2041	4.000%	750,000	738,841
03/01/2051	4.000%	2,000,000	1,932,470
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	7,456,467
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,365,000	3,315,471
Series 2021
10/01/2050	4.500%	5,635,000	4,356,300
Total			22,258,864
Illinois 11.7%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	12,301,542
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,176,410
Series 2021A
12/01/2033	5.000%	2,000,000	2,106,798
Series 2022A
12/01/2047	5.000%	6,875,000	7,096,604
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,180,569
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	7,776,978
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	17,620,000	18,225,104

6	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015C
01/01/2046	5.000%	12,525,000	12,833,938
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,492,877
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,603,962
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,057,591
01/01/2034	5.000%	1,000,000	1,056,719
01/01/2036	5.000%	1,000,000	1,055,411
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,320,506
01/01/2039	5.000%	2,970,000	3,125,804
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,107,323
01/01/2044	5.000%	4,000,000	4,109,283
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,024,269
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,044,473
11/01/2039	5.000%	2,000,000	2,085,037
11/01/2044	5.000%	2,850,000	2,969,786
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,005,288
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,476,310
Illinois Finance Authority
Prerefunded 07/01/26 Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,294,498
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	425,000	396,878
Northshore University Health System
Series 2020A
08/15/2036	4.000%	3,000,000	3,059,788
08/15/2038	4.000%	3,500,000	3,560,253
08/15/2040	4.000%	1,750,000	1,774,200
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	21,244,417
Series 2015B
11/15/2039	5.000%	6,590,000	6,943,786
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	9,838,894
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	1,120,000	1,110,125
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,275,438
01/01/2039	5.000%	5,000,000	5,243,967
Series 2019A
01/01/2044	4.000%	5,000,000	5,057,911
Series 2021A
01/01/2042	4.000%	7,750,000	7,860,294
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,229,066
12/15/2040	0.000%	3,050,000	1,178,588
12/15/2041	0.000%	2,200,000	799,991
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	4,672,482
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,726,216
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,202,409

Columbia Tax-Exempt Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,801,012
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,630,378
State of Illinois
Refunding Revenue Bonds
Junior Obligation - Build Illinois
Series 2021
06/15/2033	4.000%	1,500,000	1,471,163
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,144,174
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,332,949
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	7,176,256
Series 2019C
11/01/2042	4.000%	9,925,000	9,245,160
11/01/2043	4.000%	3,000,000	2,775,132
11/01/2044	4.000%	2,000,000	1,838,655
Series 2013
07/01/2038	5.500%	4,125,000	4,243,175
Series 2013A
04/01/2036	5.000%	8,000,000	8,140,942
Series 2014
02/01/2039	5.000%	15,000,000	15,249,409
Series 2016
11/01/2030	5.000%	5,975,000	6,301,349
Series 2020
05/01/2039	5.500%	2,705,000	2,942,857
Series 2020C
05/01/2024	5.500%	1,000,000	1,049,768
Series 2021A
03/01/2030	5.000%	5,000,000	5,442,953
03/01/2031	5.000%	5,000,000	5,447,234
03/01/2037	5.000%	3,750,000	3,985,398
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,334,263
Total			321,254,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.0%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	108,774
Iowa 1.9%
Iowa Finance Authority(g)
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	6,900,000	6,984,468
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,829,892
05/15/2053	4.000%	12,790,000	10,271,386
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	483,674
08/01/2038	5.000%	500,000	458,727
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	9,274,359
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	18,467,605
Total			51,770,111
Kansas 1.1%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	30,332,634
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,866,576
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,183,731
Series 2015A
09/01/2042	5.000%	6,600,000	6,971,290

8	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,195,290
Total			12,216,887
Louisiana 1.9%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	26,243
05/15/2041	4.000%	25,000	26,243
05/15/2047	5.000%	15,000	16,315
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,263,100
Series 2017
05/15/2036	5.000%	1,750,000	1,898,816
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,473,968
07/01/2052	5.000%	1,600,000	1,680,714
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	17,036,957
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,861,287
Series 2015B
01/01/2045	5.000%	21,150,000	21,686,988
Parish of St. James(c)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,646,708
Total			51,617,339
Maryland 1.2%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,772,820
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,598,081
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,847,536
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	811,954
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,259,373
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,160,736
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,139,784
Total			32,590,284
Massachusetts 1.6%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,011,167
01/01/2030	5.500%	2,500,000	2,908,702
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,676,730
Series 2008B
07/01/2027	5.250%	710,000	799,957
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,185,022
Massachusetts Development Finance Agency(e)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	1,934,100

Columbia Tax-Exempt Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Revenue Bonds
Series 2021V
07/01/2055	5.000%	3,000,000	3,511,165
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,472,921
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,570,082
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Series 2016J
07/01/2033	3.500%	2,355,000	2,209,363
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,142,600
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,558,966
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,454,201
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,936,410
Total			43,371,386
Michigan 4.3%
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,253,961
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	16,492,391
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	411,957
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	9,244,502
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,113,088
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,007,586
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,232,143
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	17,829,844
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	5,559,412
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,271,701
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	7,549,221
07/01/2035	5.000%	4,830,000	5,137,711
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,363,773
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,805,367
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	8,192,628
06/30/2048	5.000%	3,000,000	3,059,757
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,055,539
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	9,776,979

10	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	1,856,972
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	12,027,187
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,048,974
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	2,050,736
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	405,000	422,538
Total			119,763,967
Minnesota 2.2%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	9,775,000	7,609,867
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,850,412
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,007,142
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	974,998
11/15/2040	5.000%	935,000	1,012,915
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,195,053
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2023	0.000%	20,500,000	20,238,844
01/01/2025	0.000%	17,500,000	16,271,180
St. Cloud Housing & Redevelopment Authority(e)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	7,125,000	6,056,250
Total			61,216,661
Mississippi 0.1%
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	1,730,000	1,788,399
Missouri 2.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	528,031
03/01/2036	5.000%	1,250,000	1,314,992
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,059,134
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,495,841
02/01/2044	5.000%	12,725,000	12,930,137
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	5,737,217
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,226,291
05/15/2042	5.250%	2,290,000	2,294,966

Columbia Tax-Exempt Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Development Finance Board(d)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	7,177,825
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,350,000	1,128,377
11/01/2045	2.700%	1,100,000	885,972
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,140,522
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,806,237
Total			57,725,542
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,075,123
Nebraska 1.9%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,215,088
05/15/2030	5.000%	2,000,000	2,084,788
05/15/2036	5.000%	1,000,000	1,041,387
05/15/2044	5.000%	6,400,000	6,645,591
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,099,138
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	7,537,625
01/01/2049	4.000%	20,595,000	20,535,981
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	258,468
Total			53,418,066
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,191,830
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,457,269
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,060,199
Series 2018A
12/15/2038	5.000%	835,000	860,268
Total			5,569,566
New Hampshire 0.6%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,491,189	9,784,337
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,470,899
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,401,130
New Hampshire Health & Education Facilities Authority Act(e)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,750,000	875,000
07/01/2042	0.000%	1,000,000	500,000
Total			16,031,366

12	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.4%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	994,585
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	162,279
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	15,725,447
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,579,477
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,732,639
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2050	4.000%	1,500,000	1,395,272
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,312,988
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,724,756
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	1,800,000	1,932,896
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,550,000	3,854,675
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	5,844,022
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,429,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
12/15/2032	5.000%	2,600,000	2,824,241
12/15/2039	5.000%	1,400,000	1,486,900
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	10,435,794
Series 2020AA
06/15/2050	5.000%	7,000,000	7,378,322
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,658,786
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,345,190
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,692,863
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2031	4.000%	1,250,000	1,305,324
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	7,584,651
06/01/2046	5.250%	2,000,000	2,135,863
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,012,557
Total			93,548,662
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,690,000	1,615,107
07/01/2039	3.350%	1,425,000	1,379,621
07/01/2044	3.600%	2,965,000	2,952,376
Total			5,947,104
New York 6.0%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	255,000	260,037

Columbia Tax-Exempt Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2020C
08/01/2033	5.000%	1,500,000	1,691,788
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,781,967
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2037	4.000%	4,300,000	4,334,207
Long Island Power Authority
Refunding Revenue Bonds
Series 2021A
09/01/2038	4.000%	2,900,000	2,921,105
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019F
11/15/2022	5.000%	2,000,000	2,030,500
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,109,230
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	6,887,106
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	8,015,000	7,863,028
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	4,500,000	4,528,004
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	10,062,231
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,962,041
02/01/2051	5.000%	1,375,000	1,516,157
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,925,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	1,021,188
02/15/2043	4.000%	4,500,000	4,522,093
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2019A-3
03/15/2041	5.000%	7,000,000	7,616,110
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,153,344
Series 2020A
07/01/2053	4.000%	4,000,000	3,834,569
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2036	5.000%	2,500,000	2,785,167
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	1,800,000	1,732,870
New York Transportation Development Corp.(d)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,458,042
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,429,236
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	5,750,000	6,002,484
12/01/2042	4.000%	4,355,000	4,052,503
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,550,000	2,745,514
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,895,000	2,012,362
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2037	4.000%	4,000,000	3,945,050
11/01/2041	4.000%	1,000,000	974,342

14	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	6,349,285
07/15/2040	4.000%	6,000,000	5,853,187
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	11,326,239
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	6,000,000	7,344,470
05/15/2057	5.000%	10,500,000	11,506,013
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,080,884
09/15/2047	5.250%	3,025,000	2,446,153
09/15/2053	5.250%	6,240,000	4,918,406
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,251,044
Total			165,232,996
North Carolina 1.4%
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,838,276	2,912,776
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	12,651,948
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	2,053,175
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,689,779
07/01/2044	5.000%	2,260,000	2,293,815
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	2,751,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	7,000,000	7,439,882
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	314,642
07/01/2034	0.000%	1,135,000	651,408
Series 2019
01/01/2044	0.000%	4,000,000	1,624,687
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	2,925,409
01/01/2043	0.000%	3,500,000	1,490,255
Total			38,799,577
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,580,000	1,401,198
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	696,531
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	2,445,000	2,468,262
Total			4,565,991
Ohio 2.5%
American Municipal Power, Inc.
Refunding Revenue Bonds
Fremont Energy Center Project
Series 2021
02/15/2036	4.000%	1,530,000	1,581,624
02/15/2038	4.000%	1,500,000	1,533,915
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	1,946,778
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	25,590,000	24,886,395
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	11,427,629

Columbia Tax-Exempt Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	624,533
Lake County Port & Economic Development Authority(c),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	2,040,000
12/01/2052	0.000%	1,500,000	510,000
Ohio Air Quality Development Authority(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	964,366
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,274,840
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,543,681
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	10,198,698
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,057,909
Total			68,590,368
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,850,092
Oregon 0.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	1,014,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,280,897
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2037	5.000%	2,900,000	3,216,728
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,434,459
07/01/2042	5.000%	2,000,000	2,097,883
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	3,410,000	3,411,650
Total			14,456,447
Pennsylvania 8.5%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	3,851,585
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,080,396
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,723,869
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	3,590,000	3,817,199
01/01/2038	5.000%	865,000	919,743
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,543,763
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,222,313

16	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,255,461
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,017,838
Montgomery County Industrial Development Authority
Prerefunded 01/15/25 Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	6,000,000	6,399,666
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,079,770
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	19,342,034
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	29,701,314
Pennsylvania Economic Development Financing Authority(c),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,250,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,697,009
06/30/2042	5.000%	29,375,000	30,543,417
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,167,112
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	15,405,899
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	6,983,729
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	26,890,313
Subordinated Series 2016A-1
12/01/2046	5.000%	5,000,000	5,268,365
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,468,086
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	17,641,958
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	16,180,933
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	7,566,921
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,868,056
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,096,874
Series 2018B
09/01/2043	5.000%	985,000	1,069,013
Westmoreland County Municipal Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,991,018
Total			235,043,654
Puerto Rico 2.1%
Commonwealth of Puerto Rico(f),(h)
Revenue Notes
Subordinated Series 2022
11/01/2043	0.000%	2,958,502	1,538,421
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	304,790	277,124
Commonwealth of Puerto Rico(h)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	1,824,845	1,993,000
07/01/2033	4.000%	592,517	549,469
07/01/2035	4.000%	532,594	492,330
07/01/2037	4.000%	457,106	410,702
07/01/2041	4.000%	621,490	558,175
07/01/2046	4.000%	2,061,341	1,805,473

Columbia Tax-Exempt Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(e),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	6,720,000
Series 2012A
07/01/2042	0.000%	7,000,000	6,685,000
Puerto Rico Highway & Transportation Authority(e),(h)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	1,200,000
Series 2007M
07/01/2037	0.000%	2,000,000	1,200,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,930,000	1,158,000
Puerto Rico Public Finance Corp.(h)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	510,830
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,800,558
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,191,936
Puerto Rico Sales Tax Financing Corp.(f),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	73,959,000	20,766,297
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	8,000,000	8,199,680
Total			58,056,995
South Carolina 1.7%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,805,000	11,552,951
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	1,006,299
11/01/2045	7.250%	3,935,000	4,375,029
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	4,526,018
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
York Preparatory Academy Project
Series 2014A Escrowed to Maturity
11/01/2023	5.750%	385,000	398,427
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	4,502,816
07/01/2055	5.000%	1,380,000	1,456,158
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	17,382,478
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	930,000	838,995
07/01/2040	3.000%	930,000	806,716
Total			46,845,887
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,668,135
11/01/2045	5.000%	6,920,000	7,345,210
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,031,267
Total			17,044,612
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,351,536
10/01/2035	5.000%	645,000	669,313
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,083,063
07/01/2040	4.000%	7,200,000	7,196,778
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,215,800

18	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
07/01/2048	5.000%	1,665,000	1,783,593
New Memphis Arena Public Building Authority(f)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	685,501
04/01/2043	0.000%	1,500,000	623,119
04/01/2045	0.000%	1,500,000	565,578
04/01/2046	0.000%	750,000	269,201
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	11,060,987
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	780,000	775,674
07/01/2042	3.600%	515,000	513,205
Issue 3
Series 2018
01/01/2049	3.950%	5,505,000	5,555,311
Total			39,348,659
Texas 8.4%
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,230,680
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,815,767
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	2,400,000	2,680,558
Subordinated Series 2015C
08/15/2037	5.000%	10,000,000	10,310,184
08/15/2042	5.000%	14,730,000	15,150,659
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,047,662
11/15/2046	5.000%	3,000,000	3,128,101
Series 2019B
11/15/2044	5.000%	6,500,000	6,917,795
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(d)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	800,000	767,956
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,179,670
08/15/2042	5.000%	2,350,000	2,364,387
Series 2013
08/15/2033	6.000%	990,000	1,024,501
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,189,267
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,092,522
Series 2015A
12/01/2035	5.000%	2,200,000	2,269,115
12/01/2045	5.000%	1,100,000	1,122,167
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,317,155
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	789,814
11/01/2035	5.000%	1,000,000	1,052,342
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,497,558
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2035	4.000%	1,250,000	1,268,514
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,078,670
03/01/2034	5.000%	645,000	693,731
Grand Parkway Transportation Corp.
Refunding Revenue Bonds
Grand Parkway System
Series 2020C
10/01/2045	4.000%	13,010,000	12,867,485

Columbia Tax-Exempt Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,004,364
Katy Independent School District
Unlimited General Obligation Bonds
Series 2020
02/15/2034	4.000%	3,020,000	3,206,004
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,195,818
Prerefunded 04/01/27 Revenue Bonds
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,211,064
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,080,209
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,287,692
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	9,000,000	8,100,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	550,000
07/01/2046	0.000%	3,335,000	1,834,250
07/01/2051	0.000%	6,745,000	3,709,750
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	9,653,877
Series 2019A
01/01/2037	4.000%	5,000,000	5,161,981
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2034	4.000%	2,250,000	2,371,054
02/15/2038	4.000%	2,320,000	2,416,721
02/15/2040	4.000%	1,415,000	1,469,319
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	392,659
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,240,699
Sanger Industrial Development Corp.(c),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,559,721
10/01/2049	5.000%	1,870,000	1,910,352
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2040	5.000%	2,000,000	2,252,366
10/01/2052	4.000%	2,650,000	2,590,514
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,380,000
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2032	5.000%	1,000,000	1,086,322
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2034	4.000%	2,000,000	2,029,162
12/31/2039	4.000%	400,000	400,852
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,505,444
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	15,445,000	15,931,303

20	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,099,128
12/31/2045	5.000%	1,250,000	1,305,414
12/31/2050	5.000%	7,750,000	8,071,205
12/31/2055	5.000%	6,250,000	6,495,078
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,085,825
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,659,490
02/15/2035	3.000%	1,750,000	1,638,756
02/15/2036	3.000%	1,435,000	1,336,031
02/15/2038	4.000%	1,750,000	1,827,835
02/15/2039	4.000%	1,250,000	1,301,720
02/15/2040	4.000%	1,000,000	1,038,388
Wichita Falls Independent School District
Unlimited General Obligation Bonds
Series 2021
02/01/2028	4.000%	700,000	747,836
02/01/2029	4.000%	600,000	645,242
02/01/2030	4.000%	800,000	865,150
Total			230,166,105
Utah 0.8%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,233,352
07/01/2047	5.000%	11,500,000	12,068,771
Series 2018-A
07/01/2048	5.000%	3,000,000	3,155,912
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,221,169
Total			21,679,204
Virginia 1.3%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,653,037
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,040,164
06/15/2031	5.000%	800,000	831,797
06/15/2033	5.000%	500,000	519,456
Virginia Small Business Financing Authority(d)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,494,400
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,646,035
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,852,957
12/31/2056	5.000%	20,300,000	20,824,367
Total			36,862,213
Washington 2.0%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,931,250
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,349,990
12/01/2045	6.250%	2,500,000	2,608,342
Port of Seattle(d)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	8,531,976
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,594,607
Seattle Cancer Care Alliance
Series 2020
09/01/2050	5.000%	2,250,000	2,428,457
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,252,415
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	1,000,000	965,623

Columbia Tax-Exempt Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,004,555
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	760,723
07/01/2035	6.750%	550,000	574,668
Washington State Housing Finance Commission(c)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,300,000	9,486,365
10/01/2047	6.750%	1,000,000	1,020,554
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	485,000	491,094
01/01/2035	5.750%	575,000	584,432
01/01/2045	6.000%	2,325,000	2,353,210
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,306,548
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	175,000	176,509
01/01/2028	5.000%	1,030,000	1,038,211
01/01/2043	5.250%	3,870,000	3,888,703
Total			55,348,232
West Virginia 0.8%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	4,874,429
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	17,546,534
Total			22,420,963
Wisconsin 2.3%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,394,542
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,368,652
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	828,281
05/15/2047	5.250%	1,105,000	1,114,204
Public Finance Authority(d)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	4,700,000	4,426,222
Public Finance Authority(c),(f)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,400,000	1,480,221
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,743,755
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	2,776,339
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ascension Health
Series 2016
11/15/2046	4.000%	1,390,000	1,456,381
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	6,995,302
08/15/2034	5.250%	8,000,000	8,303,304
Prerefunded 09/15/23 Revenue Bonds
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,872,014
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,085,329

22	Columbia Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,051,904
07/01/2053	4.125%	5,000,000	4,405,620
Series 2018B
07/01/2038	4.375%	1,250,000	933,353
07/01/2043	4.500%	1,375,000	978,170
07/01/2048	5.000%	500,000	374,004
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,520,952
Total			64,108,549
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	7,275,008
Total Municipal Bonds (Cost $2,869,124,875)			2,725,181,977

Municipal Short Term 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.0%
City of New York(b)
Unlimited General Obligation Bonds
Series 2017 (Barclays Bank PLC)
10/01/2046	0.350%	1,000,000	1,000,000
Total Municipal Short Term (Cost $1,000,000)			1,000,000

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(i)	202,229	202,209
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(i)	3,142,281	3,142,281
Total Money Market Funds (Cost $3,344,504)		3,344,490
Total Investments in Securities (j) (Cost $2,880,994,379)		2,737,051,467
Other Assets & Liabilities, Net		19,475,428
Net Assets		$2,756,526,895

At April 30, 2022, securities and/or cash totaling $1,818,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(970)	06/2022	USD	(115,581,562)	1,640,754	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2022.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $94,160,106, which represents 3.42% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $57,875,815, which represents 2.10% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $58,056,995, which represents 2.11% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Columbia Tax-Exempt Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	6,252,495	—	(5,972,532)	(279,963)	—	164,938	21,878	—
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Tax-Exempt Fund | Third Quarter Report 2022

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3QT233_07_M01_(06/22)